Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 2,698,719	$ 3,308
Inventory	178,541
Deposits	194,723
Prepaid expenses	536,446
Prepaid stock compensation	1,554,895
Total current assets	5,163,324	3,308
Property and equipment - net	47,349
Other assets
Prepaid stock compensation	297,656
Patents and trademarks - net	17,101
Website development - net	4,667
Total other assets	319,424
Total assets	5,530,097	3,308
Current liabilities
Accounts payable and accrued liabilities	365,067	61,442
Accounts payable - related party	63,177	406,252
Loans payable - related party	25,000	20,000
Total current liabilities	453,244	487,694
Stockholders' equity (deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized; 40,839,628 and 23,995,500 shares issued and outstanding, respectively	40,840	23,996
Additional paid in capital	13,261,289	1,066,054
Deficit accumulated during the development stage	(8,225,276)	(1,574,436)
Total stockholders' equity (deficit)	5,076,853	(484,386)
Total liabilities and stockholders' equity (deficit)	$ 5,530,097	$ 3,308